Share Capital and Share Premium - Summary of Share Capital and Share Premium (Details) - GBP (£) £ in Thousands	Dec. 31, 2017	Aug. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Classes Of Share Capital [Line Items]
Share capital	£ 1,272		£ 663	£ 659
Share premium	79,236		42,770	42,574
Share capital and share premium	£ 80,508		£ 43,433	£ 43,233
Ordinary shares of £0.04 each (2016 and 2015: £0.01 each)	31,811,000	30,000	24,185,000	24,102,000
Ordinary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Ordinary shares of £0.04 each (2016 and 2015: £0.01 each)	31,811,000		6,239,000	6,156,000
Founder Ordinary 1 Shares
Disclosure Of Classes Of Share Capital [Line Items]
Ordinary shares of £0.04 each (2016 and 2015: £0.01 each)			1,000,000	1,000,000
Founder Ordinary 2 Shares
Disclosure Of Classes Of Share Capital [Line Items]
Ordinary shares of £0.04 each (2016 and 2015: £0.01 each)			1,000,000	1,000,000
Series A Shares
Disclosure Of Classes Of Share Capital [Line Items]
Ordinary shares of £0.04 each (2016 and 2015: £0.01 each)			7,483,000	7,483,000
Series B Shares
Disclosure Of Classes Of Share Capital [Line Items]
Ordinary shares of £0.04 each (2016 and 2015: £0.01 each)			8,463,000	8,463,000